Convertible Promissory Notes	12 Months Ended
Dec. 31, 2024
Convertible Promissory Notes [Abstract]
CONVERTIBLE PROMISSORY NOTES

NOTE 14 – CONVERTIBLE PROMISSORY NOTES

Convertible promissory note issued on February 22, 2023

On February 22, 2023, the Company issued an unsecured senior convertible promissory note (“Note 1”) of $40 million to a non-U.S. investor (“Investor 1”), bearing interest of 8% per annum. Note 1 will mature 24 months after the effective date. Note 1 has an original principal amount of $40,000,000 and Investor 1 paid a purchase price of $32,000,000, reflecting an original issue discount of 20%. On February 24, 2023, Investor 1 converted all outstanding balance of notes into ordinary shares, par value $0.01 (see Note 16, $0.08 given effect of the 2024 Reverse Stock Split) per share, at conversion price of $0.5 ($4 given effect of the 2024 Reverse Stock Split) per share, which represents 80,000,000 (10,000,000 given effect of the 2024 Reverse Stock Split) ordinary shares.

Convertible promissory note issued on March 31, 2023

On March 31, 2023, the Company issued a senior convertible promissory note (“Note 2”) of not more than $70 million to an investor (“Investor 2”), bearing interest of 8% per annum. Note 2 will mature on the second anniversary of their issuance date, or March 31, 2025. Note 2 had an original issue discount of 20%, resulting in an aggregate purchase price of up to $56 million assuming the full purchase of Note 2.

On May 11, 2023, Investor 2 converted $2.82 million of outstanding balance of the note into ordinary shares, par value $0.01 ($0.08 given effect of the 2024 Reverse Stock Split) per share, at conversion price of $0.705 ($5.64 given effect of the 2024 Reverse Stock Split) per share, which represents 4,000,000 (500,000 given effect of the 2024 Reverse Stock Split) ordinary shares. On October 4, 2023, the Company completed the conversion of $30.0 million of outstanding balance of the note into ordinary shares, at a conversion price of $0.30 ($2.4 given effect of the 2024 Reverse Stock Split) per share, which represents 100,000,000 (12,500,000 given effect of the 2024 Reverse Stock Split) ordinary shares. On August 26, 2024, the Company completed the conversion of $705,000 of outstanding balance of the note into ordinary shares, at a conversion price of $0.30 ($2.4 given effect of the 2024 Reverse Stock Split) per share, which represents 2,350,000 (293,750 given effect of the 2024 Reverse Stock Split) ordinary shares.

On December 26, 2024, the Company entered into an agreement with the Purchaser (the “Extension Agreement”) pursuant to which the Company and the Purchaser mutually agreed to extend the term of the Notes from two years to six years from the issuance date, or March 31, 2029, and to amend the interest rate of the Notes from 8% per annum to 2% per annum. The other provisions of the Notes remain unchanged.

Convertible promissory note issued on June 7, 2023

On June 7, 2023, the Company issued a senior convertible promissory note of $7.0 million to the sellers of Alpha Mind, bearing interest of 1% per annum. On June 14, 2023, the sellers converted $3,950,000 of outstanding balance of the note into ordinary shares, par value $0.01 ($0.08 given effect of the 2024 Reverse Stock Split) per share, at a conversion price of $0.395 ($3.16 given effect of the 2024 Reverse Stock Split) per share, which represents 10,000,000 (1,250,000 given effect of the 2024 Reverse Stock Split) ordinary shares.

As of December 31, 2024, and 2023, the net carrying amount of convertible promissory notes was $31,941,830 and $32,278,403, respectively, with unamortized discount of $7,583,170 and $7,951,597. The accumulated differences amounted to $61,094,673 and $60,781,596 between derecognized net carrying amounts of convertible promissory notes and shares issued upon conversions were recognized in “Additional paid-in capital” as of December 31, 2024 and 2023, respectively.

The interest expenses of $2,272,292 and $4,200,000 accrued for convertible promissory notes were included in the “Interest expense” section on the accompanying consolidated income statements for the years ended December 31, 2024 and 2023, respectively. Accrued interests payable on these notes were $6,472,292 and $4,200,000 as of December 31, 2024 and 2023, respectively.